T. ROWE PRICE Retirement 2030 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 30.9%
T. Rowe Price Funds:
New Income Fund  3,090,085 374,302 252,298 411,725,333 3,302,037
Limited Duration Inflation Focused
Bond Fund  1,098,737 310,372 101,816 282,250,661 1,323,755
International Bond Fund (USD
Hedged)  1,069,492 158,976 75,827 138,229,146 1,181,859
U.S. Treasury Long-Term Index
Fund  1,003,661 74,819 90,496 139,280,391 1,037,639
Dynamic Global Bond Fund  701,546 71,468 39,797 95,646,450 750,825
Emerging Markets Bond Fund  618,319 67,836 47,286 70,719,321 661,226
High Yield Fund  576,505 50,502 53,050 99,023,155 591,168
Floating Rate Fund  215,301 25,824 27,397 23,021,745 213,642
Dynamic Credit Fund  86,324 14,398 4,405 10,943,841 98,057
Total Bond Mutual Funds (Cost $10,137,662) 9,160,208
EQUITY MUTUAL FUNDS 68.0%
T. Rowe Price Funds:
Value Fund  3,224,809 259,163 365,552 64,753,989 3,073,224
Growth Stock Fund  2,989,026 204,895 336,794 27,468,488 2,917,703
U.S. Large-Cap Core Fund  2,123,078 147,926 198,925 49,097,775 2,051,796
Equity Index 500 Fund  2,062,774 25,521 181,238 13,039,832 2,044,776
Overseas Stock Fund  1,638,330 54,232 135,060 115,349,288 1,546,834
International Value Equity Fund  1,532,522 55,763 104,839 82,507,116 1,529,682
International Stock Fund  1,373,754 36,504 112,581 64,553,535 1,326,575
Real Assets Fund  1,341,632 51,494 101,742 87,513,915 1,285,579
Hedged Equity Fund  775,177 87,383 61,247 67,927,756 859,286
Mid-Cap Growth Fund  788,048 77,631 92,072 7,304,373 724,886
Mid-Cap Value Fund  734,950 97,294 76,837 21,832,405 708,680
Emerging Markets Discovery Stock
Fund  564,689 25,573 42,685 39,364,800 557,406
Emerging Markets Stock Fund  446,918 36,936 28,378 13,515,604 457,774
Small-Cap Value Fund  445,025 45,957 38,892 8,428,367 444,006
Small-Cap Stock Fund  443,943 69,795 125,643 6,330,946 357,635
New Horizons Fund (2) 328,584 16,647 29,770 5,720,059 319,980
Total Equity Mutual Funds (Cost $13,411,714) 20,205,822
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  3,638 405,340 405,549 34,061 3,310
Total Other Mutual Funds (Cost $3,407) 3,310

T. ROWE PRICE Retirement 2030 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds  1.1%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 363,356 1,087,591 1,130,734 320,213,036 320,213
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.26%,
3/18/25 (4) 36,000,000 35,936
Total Short-Term Investments (Cost $356,142) 356,149
Total Investments in Securities 100.1%
(Cost $23,908,925) $ 29,725,489
Other Assets Less Liabilities (0.1)% (19,828)
Net Assets 100.0% $ 29,705,661
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2030 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 53 MSCI EAFE Index contracts 3/25 6,439 $ 476
Short, 1,605 Russell 2000 E-Mini Index contracts 3/25 (173,765) 17,136
Short, 816 S&P 500 E-Mini Index contracts 3/25 (243,301) 6,513
Net payments (receipts) of variation margin to date (29,333)
Variation margin receivable (payable) on open futures contracts $ (5,208)

T. ROWE PRICE Retirement 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 1,740 $ 5,300
Dynamic Global Bond Fund  (893) 17,608 20,290
Emerging Markets Bond Fund  (3,793) 22,357 32,643
Emerging Markets Discovery Stock Fund  1,604 9,829 23,249
Emerging Markets Stock Fund  (121) 2,298 8,978
Equity Index 500 Fund  116,032 137,719 21,548
Floating Rate Fund  (412) (86) 13,188
Growth Stock Fund  342,076 60,576 6,016
Hedged Equity Fund  16,300 57,973 13,221
High Yield Fund  (2,537) 17,211 32,238
International Bond Fund (USD Hedged)  (3,020) 29,218 32,165
International Stock Fund  20,237 28,898 24,182
International Value Equity Fund  20,080 46,236 49,790
Limited Duration Inflation Focused Bond Fund  (6,469) 16,462 53,838
Mid-Cap Growth Fund  79,364 (48,721) 4,769
Mid-Cap Value Fund  91,770 (46,727) 14,217
New Horizons Fund  14,126 4,519 —
New Income Fund  (18,752) 89,948 118,955
Overseas Stock Fund  21,308 (10,668) 48,837
Real Assets Fund  4,611 (5,805) 31,408
Small-Cap Stock Fund  74,040 (30,460) 5,823
Small-Cap Value Fund  41,088 (8,084) 7,261
Transition Fund  (4,096) (119) —
U.S. Large-Cap Core Fund  164,649 (20,283) 23,983
U.S. Treasury Long-Term Index Fund  (21,345) 49,655 31,071
Value Fund  296,322 (45,196) 52,696
U.S. Treasury Money Fund, 4.44% — — 9,555
Totals $ 1,242,168# $ 376,098 $ 685,221+

T. ROWE PRICE Retirement 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $784,540 of the net realized gain (loss).
+ Investment income comprised $685,221 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2030 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2030 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F142-054Q3 02/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 9,160,208 $ — $ — $ 9,160,208
Equity Mutual Funds 20,205,822 — — 20,205,822
Other Mutual Funds 3,310 — — 3,310
Short-Term Investments 320,213 35,936 — 356,149
Total Securities 29,689,553 35,936 — 29,725,489
Futures Contracts* 24,125 — — 24,125
Total $ 29,713,678 $ 35,936 $ — $ 29,749,614
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.